INCOME TAXES (Reconciliation of the Theoretical and Actual Tax Expense)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Net income before taxes	$ 13,026	$ 11,952	$ 25,618
Theoretical tax expenses	3,256	2,988	6,148
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes - net	218	46	36
Different tax rates of deferred taxes	(1,344)	1,901
Deferred taxes on carryforward tax losses for which valuation allowance was provided			(3,731)
Effect of foreign operations taxed at various rates	96
Adjustments for previous years? tax	261
Reinstate advances paid to tax authorities		(747)
Change in valuation allowance		(4,080)	(4,881)
Other	24	16	(72)
Total reconciling items	(745)	(2,864)	(8,648)
Actual tax expense (benefit)	$ 2,511	$ 124	$ (2,500)